MEZZANINE EQUITY AND WARRANT LIABILITIES (Details)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jul. 03, 2020
Risk-free rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.0260
Risk-free rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.12	1.41
Risk-free rate | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.53	0.24
Risk-free rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.12	1.46
Volatility
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.5721
Volatility | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	55.29	45.82
Volatility | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	54.43	50.55
Volatility | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	54.38	46.99
Expected dividend rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0
Expected dividend rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0
Expected dividend rate | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0
Expected dividend rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0
Spot price of underling ordinary share
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.01035
Spot price of underling ordinary share | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.29	1.14
Spot price of underling ordinary share | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.29	1.14
Spot price of underling ordinary share | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.29	1.14
Exercise price
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.01
Exercise price | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3	3
Exercise price | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3	3
Exercise price | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3	3
Fair value of warrant | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	24	335
Fair value of warrant | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		3
Fair value of warrant | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		2